FLOW-THROUGH SHARE PREMIUM LIABILITY (Tables)	12 Months Ended
Dec. 31, 2022
FLOW-THROUGH SHARE PREMIUM LIABILITY
Schedule of liability related to flow-through share issuances

Balance, December 31, 2020	$1,335
Creation of flow-through share premium liability on issuance of flow-through shares	23,968
Settlement of flow-through share premium liability pursuant to qualified expenditures	(12,890)
Balance, December 31, 2021	$12,413
Assumption of flow-through share premium liability upon acquisition of QuestEx (Note 8)	909
Creation of flow-through share premium liability on issuance of flow-through shares	4,561
Settlement of flow-through share premium liability pursuant to qualified expenditures	(13,326)
Balance, December 31, 2022	$4,557